LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases
SCHEDULE OF STATEMENTS OF COMPREHENSIVE LOSS

The following table presents the components of the Company’s lease cost and the classification of such costs in the Company’s consolidated statements of comprehensive loss for the years ended December 31, 2023 and 2022:

		For the Years Ended December 31,
Component of Lease Cost	Statements of Comprehensive Loss Line Item	2023	2022
Operating lease cost	Research and development, net	$279	$300

SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO OPERATING LEASES	Supplemental cash flow information related to operating leases was as follows:
	For the Years Ended December 31,
	2023	2022
Cash paid under operating lease agreements	$283	$344

SCHEDULE OF MATURITIES OF LEASE LIABILITIES

Undiscounted maturities of future operating lease payments as of December 31, 2023 are summarized as follows:

As of December 31,
2023
2024	$208
2025	48
2026	21
Total future lease payments	277
Less imputed interest	(47)
Total lease liabilities	$231

SCHEDULE OF SUPPLEMENTAL INFORMATION RELATED TO LEASES

The following table includes the weighted-average lease terms and discount rates for operating leases as of December 31, 2023 and 2022:

	As of December 31,
	2023	2022

Operating leases weighted average remaining lease term (in years)	0.8	2
Operating leases weighted average discount rate	7%	9%